Document And Entity Information	12 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	Reitar Logtech Holdings Limited
Document Type	POS AM
Amendment Flag	true
Amendment Description	The registrant is filing this post-effective amendment no. 2 to Form F-1 (the “Post-Effective Amendment No. 2”) to update its Registration Statement on Form F-1, as amended (File No. 333-278295) (the “Registration Statement”), initially filed by the registrant with the U.S. Securities and Exchange Commission (the “SEC”) on March 28, 2024 and originally declared effective by the SEC on June 28, 2024, to include the audited consolidated financial statements for the fiscal year ended March 31, 2024, and to update certain other information contained herein.The information included in this Post-Effective Amendment No. 2 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2 and no securities have been sold under the Registration Statement. No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.This Post-Effective Amendment No. 2 contains two prospectuses, as set forth below.• Public offering prospectus. A prospectus to be used for the initial public offering by us of 2,125,000 of our Class A ordinary shares (the “IPO”), or the public offering prospectus, through the underwriters named in the “Underwriting” section of the public offering prospectus.• Resale prospectus. A prospectus to be used for the potential resale by our existing shareholder, Universe Palace Limited, (the “Resale Shareholder”) of 1,200,000 of our Class A ordinary shares.The resale prospectus is substantively identical to the public offering prospectus, except for the following principal points:• they contain different front covers;• all references in the public offering prospectus to “this offering” will be changed to “the IPO,” defined as the underwritten initial public offering of our ordinary shares, in the resale prospectus;• all references in the public offering prospectus to “underwriters” will be changed to “underwriters of the IPO” in the resale prospectus;• they contain different “Use of Proceeds” sections;• a “Resale Shareholder” section is included in the resale prospectus;• they contain different “The Offering” sections;• the section “Shares Eligible for Future Sale — Resale Prospectus” from the public offering prospectus is deleted from the resale prospectus;• the “Underwriting” section from the public offering prospectus is deleted from the resale prospectus and a “Plan of Distribution” section is inserted in its place;• the “Legal Matters” section in the resale prospectus deletes the reference to counsel for the underwriters; and• they contain different back covers.The registrant has included in this registration statement a set of alternate pages after the back cover page of the public offering prospectus, or the Alternate Pages, to reflect the foregoing differences in the resale prospectus as compared to the public offering prospectus. The public offering prospectus will exclude the Alternate Pages and will be used for the public offering by the registrant. The resale prospectus will be substantively identical to the public offering prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the Resale Shareholder.
Entity Central Index Key	0001951229
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9